Document and Entity Information	9 Months Ended
Sep. 30, 2019
[DocumentAndEntityInformationAbstract]
Entity Registrant Name	NextCure, Inc.
Entity Central Index	0001661059
Document Type	S-1
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false